Contracted Commitments, Contingencies and Guarantees - Additional Information (Details) $ in Thousands, € in Millions	1 Months Ended				12 Months Ended
	Jul. 31, 2022 USD ($)	Jul. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Income tax (expense)/benefit					$ (3,523)		$ 3,002	$ (14,434)
Legal Proceedings Contingent Liability
Disclosure of contingent liabilities [line items]
Income tax (expense)/benefit			$ 17,500	€ 15.6
Payment of taxes, penalties and interest	$ 12,000	€ 11.8
Amount remaining provision retained in respect of further enquiries					$ 4,200	€ 3.9